Pensions and other postretirement benefits (Details 3) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at end of year	15,811	14,719
Projected Benefit Obligation	15,247	14,514
Fair value of plan assets for the CN Pension Plan	15,042	13,992
Pensions [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	15,548	14,895
Amendments	0	27
Interest cost	740	788	837
Actuarial (gain) loss	812	577
Service cost	134	124	99
Curtailment gain	0	0
Plan participants' contributions	55	54
Foreign currency changes	(5)	5
Benefit payments, settlements and transfers	(949)	(922)
Projected benefit obligation at end of year	16,335	15,548	14,895
Component representing future salary increases	(443)	(437)
Accumulated benefit obligation at end of year	15,892	15,111
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	14,719	15,092
Employer contributions	833	458
Plan participants' contributions	55	54
Foreign currency changes	(2)	1
Actual return on plan assets	1,135	36
Benefit payments, settlements and transfers	(929)	(922)
Fair value of plan assets at end of year	15,811	14,719	15,092
Funded status (Deficiency of fair value of plan assets over projected benefit obligation at end of year)	(524)	(829)
Other postretirement benefits [Member]
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	284	283
Amendments	6	1
Interest cost	13	14	16
Actuarial (gain) loss	(3)	(2)
Service cost	4	4	3
Curtailment gain	(6)	(1)
Plan participants' contributions	0	0
Foreign currency changes	(3)	3
Benefit payments, settlements and transfers	(18)	(18)
Projected benefit obligation at end of year	277	284	283
Component representing future salary increases	0	0
Accumulated benefit obligation at end of year	277	284
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0
Employer contributions	0	0
Plan participants' contributions	0	0
Foreign currency changes	0	0
Actual return on plan assets	0	0
Benefit payments, settlements and transfers	0	0
Fair value of plan assets at end of year	0	0	0
Funded status (Deficiency of fair value of plan assets over projected benefit obligation at end of year)	(277)	(284)